Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control - Schedule of Acquisition of Assets and Business under Common Control, Measured at Book Value of Transferring Entity (Details) - Solar Bina Engineering Sdn Bhd. [Member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	RM 1,375,507		RM 1,375,507		$ 311,694	$ 311,694
Consideration transferred by Founder Energy Sdn. Bhd.	(1,020,236)		(1,020,236)		(231,189)	(231,189)
Bargain purchase accounted as other reserve in equity	355,271		355,271		80,505	80,505
Acquisition of business from Solar Bina Engineering Sdn. Bhd.
Sales	20,268	$ 4,593	20,268	$ 4,593
Staff Costs	(69,990)	(15,860)	(69,990)	(15,860)
Net loss absorbed by Solar Bina Engineering Sdn. Bhd. accounted as other reserve in equity	(49,722)	$ (11,267)	(49,722)	$ (11,267)
Computer and Software [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	44,171		44,171		10,009	10,009
Motor Vehicle [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	14,746		14,746		3,342	3,342
Office Equipment [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	30,800		30,800		6,979	6,979
Mould [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	8,502		8,502		1,927	1,927
Plant and Machinery [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	691,187		691,187		156,625	156,625
Forklift [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	45,800		45,800		10,378	10,378
Inventory [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	RM 540,301		RM 540,301		$ 122,434	$ 122,434